Research and development expenses	3 Months Ended
Mar. 31, 2021
Research and development expenses
Research and development expenses	15.Research and development expenses

	March 31, 2021	March 31, 2020
Labor	$1,611,926	$917,945
Materials	339,759	220,836
	$1,951,685	$1,138,781